FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping

The estimated fair values of the Company’s financial instruments, other than derivatives that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

	Fair Value	Level 1	Level 2
March 31, 2016:
Cash (1)	$416,581	$416,581	$-
8.125% notes due 2018	(118,518)	-	(118,518)
OBS Term loan	(468,003)	-	(468,003)
OIN Term loan	(532,003)	-	(532,003)
7.5% Election 2 notes due 2021	(320)	-	(320)
7.5% notes due 2024	(415)	-	(415)

December 31, 2015:
Cash (1)	$522,408	$522,408	$-
8.125% notes due 2018	(121,046)	-	(121,046)
OBS Term loan	(571,682)	-	(571,682)
OIN Term loan	(601,928)	-	(601,928)
7.5% Election 2 notes due 2021	(328)	-	(328)
7.5% notes due 2024	(745)	-	(745)
		-	-

(1) Includes current and non-current restricted cash aggregating $14,576 and $19,572 at March 31, 2016 and December 31, 2015, respectively.

The estimated fair values of the Company’s financial instruments, other than derivatives that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, at December 31, 2015 and 2014, are as follows:

	Fair Value	Level 1	Level 2
December 31, 2015:
Cash (1)	$522,408	$522,408	$-
8.125% notes due 2018	(121,046)	-	(121,046)
OBS Term loan	(571,682)	-	(571,682)
OIN Term loan	(601,928)	-	(601,928)
7.5% Election 2 notes due 2021	(328)	-	(328)
7.5% notes due 2024	(745)	-	(745)

December 31, 2014:
Cash (1)	$512,404	$512,404	$-
8.125% notes due 2018	(294,300)	-	(294,300)
OBS Term loan	(589,863)	-	(589,863)
OIN Term loan	(618,981)	-	(618,981)
7.5% Election 1 notes due 2021	(5,511)	-	(5,511)
7.5% Election 2 notes due 2021	(131,773)	-	(131,773)
7.5% notes due 2024	(626)	-	(626)

(1) Includes current and non-current restricted cash aggregating $19,572 and $123,178 at December 31, 2015 and 2014, respectively.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table presents information with respect to the fair values of derivatives reflected in the March 31, 2016 and December 31, 2015 balance sheets on a gross basis by transaction:

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Amount	Balance Sheet Location	Amount
March 31, 2016:

Derivatives designated as hedging instruments:

Interest rate caps:
Long-term portion	Other assets	$16	Other liabilities	$-
Total derivatives designated as hedging instruments		$16		$-

December 31, 2015:

Derivatives designated as hedging instruments:

Interest rate caps:
Long-term portion	Other assets	$102	Other liabilities	$-
Total derivatives designated as hedging instruments		$102		$-

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Amount	Balance Sheet Location	Amount
December 31, 2015:

Derivatives designated as hedging instruments:

Interest rate caps:
Long-term portion	Other assets	$102	Other liabilities	$-
Total derivatives designated as hedging instruments		$102		$-

December 31, 2014:

Derivatives designated as hedging instruments:

Interest rate caps:
Long-term portion	Other assets	$2,115	Other liabilities	$-
Total derivatives designated as hedging instruments		$2,115		$-

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The effect of cash flow hedging relationships recognized in other comprehensive income excluding amounts reclassified from accumulated other comprehensive loss (effective portion), including hedges of equity method investees, for the three month periods ended March 31, 2016 and 2015 follows:

	Three Months Ended
	March 31,
	2016	2015
Interest rate swaps	$(11,206)	$(7,431)
Interest rate caps	(86)	(1,187)
Total	$(11,292)	$(8,618)

The effect of cash flow hedging relationships on the condensed consolidated statements of operations is presented excluding hedges of equity method investees. The effect of the Company’s cash flow hedging relationships on the condensed consolidated statement of operations for the three month periods ended March 31, 2016 and 2015 is shown below:

Statement of Operations
Effective Portion of Gain/(Loss)
Reclassified from
Accumulated Other Comprehensive
	Loss		Ineffective Portion
		Amount of		Amount of
	Location	Gain/(Loss)	Location	Gain/(Loss)
For the three months ended March 31, 2016:
Interest rate caps	Interest expense	$(28)	Interest expense	$-
Total		$(28)		$-

For the three months ended March 31, 2015:
Interest rate caps	Interest expense	$-	Interest expense	$-
Total		$-		$-

The effect of cash flow hedging relationships recognized in other comprehensive income/(loss) excluding amounts reclassified from accumulated other comprehensive loss (effective portion), including hedges of equity method investees, for the years ended December 31, 2015, 2014 and 2013 follows:

For the year ended December 31,	2015	2014	2013
Interest rate swaps	$(9,721)	$(21,487)	$19,114
Interest rate caps	(2,009)	(478)	-
Total	$(11,730)	$(21,965)	$19,114

The effect of cash flow hedging relationships on the consolidated statements of operations is presented excluding hedges of equity method investees. The Company’s interest rate cap agreements had no effect on the consolidated statement of operations for the year ended December 31, 2014. The effect of the Company’s cash flow hedging relationships on the consolidated statement of operations for the year ended 2015 is shown below:

	Statement of Operations
	Effective Portion of Gain/(Loss)
	Reclassified from
	Accumulated Other Comprehensive
	Loss		Ineffective Portion
For the year ended		Amount of		Amount of
December 31, 2015:	Location	Gain/(Loss)	Location	Gain/(Loss)
Interest rate caps	Interest expense	$(3)	Interest expense	$-
Total		$(3)		$-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents the fair values, which are pre-tax, for assets and liabilities measured on a recurring basis (excluding investments in affiliated companies):

	Fair Value	Level 1	Level 2
Assets/(Liabilities) at March 31, 2016:
Derivative Assets (interest rate caps)	$16	$-	$16	(1)

Assets/(Liabilities) at December 31, 2015:
Derivative Assets (interest rate caps)	$102	$-	$102	(1)

(1)For interest rate caps, fair values are derived using valuation models that utilize the income valuation approach. These valuation models take into account contract terms such as maturity, as well as other inputs such as interest rate yield curves and creditworthiness of the counterparty and the Company

The following table presents the fair values, which are pre-tax, for assets and liabilities measured on a recurring basis (excluding investments in affiliated companies):

	Fair Value	Level 1	Level 2
Assets/(Liabilities) at December 31, 2015
Derivative Assets (interest rate caps)	$102	$-	$102	(1)

Assets/(Liabilities) at December 31, 2014
Derivative Assets (interest rate caps)	$2,115	$-	$2,115	(1)

(1) For interest rate caps, fair values are derived using valuation models that utilize the income valuation approach. These valuation models take into account contract terms such as maturity, as well as other inputs such as interest rate yield curves and creditworthiness of the counterparty and the Company.